EQUITY - Schedule of movement of reserves with effect in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	$ 438,275	$ 30,721	$ (7,066,904)
Closing balance	711,329	438,275	30,721
Accumulated other comprehensive income
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(3,884,901)	(3,818,757)
Change in fair value of hedging instrument recognized in OCI	(19,396)	(7,124)	27,478
Reclassified from OCI to profit or loss	(18,213)	2,250	51,239
Reclassified from OCI to the value of the hedged asset	26,579	(11,112)	(8,143)
Deferred tax	0	3,604	(235)
Actuarial reserves by employee benefit plans	(21,763)	(21,192)	(9,933)
Deferred tax actuarial IAS by employee benefit plans	908	750	566
Translation difference subsidiaries	(379,540)	(33,320)	(32,867)
Closing balance	(4,296,326)	(3,884,901)	(3,818,757)
Accumulated other comprehensive income | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		(3,818,757)	(3,846,862)
Closing balance			(3,818,757)
Currency translation reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(3,830,611)	(3,805,560)	(3,772,159)
Change in fair value of hedging instrument recognized in OCI	0	0	0
Reclassified from OCI to profit or loss	0	0	0
Reclassified from OCI to the value of the hedged asset	0	0	0
Deferred tax	0	0	0
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	(379,049)	(25,051)	(33,401)
Closing balance	(4,209,660)	(3,830,611)	(3,805,560)
Currency translation reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		(3,805,560)	(3,772,159)
Closing balance			(3,805,560)
Cash flow hedging reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(38,678)	36,542	(38,390)
Change in fair value of hedging instrument recognized in OCI	15,476	(32,858)	51,323
Reclassified from OCI to profit or loss	(40,898)	(26,568)	31,293
Reclassified from OCI to the value of the hedged asset	11,999	(11,112)	(8,143)
Deferred tax	0	3,604	(235)
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	(795)	(8,286)	694
Closing balance	(52,896)	(38,678)	36,542
Cash flow hedging reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		36,542	(38,390)
Closing balance			36,542
Gains (Losses) from changes in the time value of the options
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	32,947	(21,622)	(17,563)
Change in fair value of hedging instrument recognized in OCI	(34,872)	25,734	(23,845)
Reclassified from OCI to profit or loss	22,685	28,818	19,946
Reclassified from OCI to the value of the hedged asset	14,580	0	0
Deferred tax	0	0	0
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	304	17	(160)
Closing balance	35,644	32,947	(21,622)
Gains (Losses) from changes in the time value of the options | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		(21,622)	(17,563)
Closing balance			(21,622)
Actuarial gains or losses on defined benefit plans reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(48,559)	(28,117)	(18,750)
Change in fair value of hedging instrument recognized in OCI	0	0	0
Reclassified from OCI to profit or loss	0	0	0
Reclassified from OCI to the value of the hedged asset	0	0	0
Deferred tax	0	0	0
Actuarial reserves by employee benefit plans	(21,763)	(21,192)	(9,933)
Deferred tax actuarial IAS by employee benefit plans	908	750	566
Translation difference subsidiaries	0	0	0
Closing balance	$ (69,414)	(48,559)	(28,117)
Actuarial gains or losses on defined benefit plans reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		$ (28,117)	(18,750)
Closing balance			$ (28,117)